Recurring Fair Value Measurements (Details) - Schedule of change in fair value of level 3 warrant liabilities - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Schedule of change in fair value of level 3 warrant liabilities [Abstract]
Warrant liability at January 1, 2021	$ 261,733
Initial warrant liability at February 23,2021		5,276,966
Transfer of public warrants to Level 1		(5,117,500)
Change in fair value of warrant liability	$ (100,533)	102,267
Warrant liability at December 31,2021		$ 261,733